UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.4%				$430,144,560

(Cost $413,132,915)

Alabama 0.5%				2,086,240

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,086,240

Arizona 0.5%				2,166,050

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,089,130
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (D)	5.500	07/01/28	1,000,000	1,076,920

California 17.6%				77,138,531

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	5,000,000	2,378,350
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/19	30,000,000	27,005,994
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,190,000	1,839,644
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	2,896,400
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	5,780,000	6,040,273
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,670,400
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	5,060,000	5,257,340
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,003
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,995,450
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/17	4,900,000	4,698,904
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/20	2,000,000	1,716,200
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	10,004,400
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/19	2,000,000	2,265,380
State of California	5.000	02/01/38	5,375,000	5,344,793

Colorado 3.7%				16,133,277

Colorado Springs Utilities Revenue
Series A	5.000	11/15/33	2,000,000	2,069,260
Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	2,888,789
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,355,368
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	3,802,120
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,017,740

Connecticut 0.7%				3,092,460

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,092,460

1

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia 2.8%				$12,146,841

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	$5,000,000	5,117,050
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/33	6,565,000	1,990,639
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/35	6,470,000	1,702,192
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/36	7,250,000	1,788,140
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,548,820

Florida 2.9%				12,451,934

Bonnet Creek Resort Community
Development District	7.250	05/01/18	860,000	844,597
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,411,485
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	803,790
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	573,870
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	6,950,230
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,670,000	1,867,962

Georgia 2.3%				10,141,079

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,049,560
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	153,990
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	135,000	150,688
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	61,271
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	860,000	956,389
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,515,000	5,170,081
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,599,100

Guam 0.2%				983,070

Guam International Airport Authority
Series C AMT (D)	6.125	10/01/43	1,000,000	983,070

Illinois 4.6%				20,214,560

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	3,669,893
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,048,930
City of Chicago, O'Hare International Airport Revenue (D)	5.500	01/01/43	2,000,000	1,923,880
City of Chicago, Series A	5.750	01/01/39	3,200,000	3,268,768

2

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Illinois (continued)

Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	$3,000,000	$3,053,520
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,748,220
Lake County Community Consolidated School District No: 24
(D)(Z)	Zero	01/01/22	2,440,000	1,664,666
State of Illinois	5.500	07/01/38	1,000,000	944,390
Will County Community Unit School District No: 365 (D)(Z)	Zero	11/01/21	1,130,000	892,293

Indiana 0.7%				3,208,950

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,208,950

Kentucky 1.4%				6,087,222

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,020,980
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	1,796,674
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,269,568

Louisiana 1.0%				4,154,040

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,596,875
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,557,165

Massachusetts 8.2%				35,662,291

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	9,498,320
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	8,595,000	4,872,076
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	2,500,000	2,594,625
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	4,999,650
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	30,000	30,151
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	9,975,000	10,114,351
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	3,553,118

Michigan 0.7%				2,999,910

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,040,490
Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12/01/37	2,125,000	1,959,420

Nebraska 3.4%				14,633,831

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,592,443
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	965,000	1,063,700
Omaha Public Power District
Electric, Power & Light Revenues, Series A	5.000	02/01/42	3,875,000	3,893,368

3

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Nebraska (continued)

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	$4,000,000	$4,084,320

New Jersey 3.1%				13,731,857

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,251,998
New Jersey State Turnpike Authority, Series A	5.000	01/01/38	5,000,000	4,964,850
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,443,825
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,315,000	2,071,184

New York 18.6%				81,473,587

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,049,650
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	3,596,250
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,070,260
Metropolitan Transportation Authority, Series C	5.000	11/15/38	2,200,000	2,156,572
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,612,065
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	3,000,000	3,093,330
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	8,136,160
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,047,362
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,173,910
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,242,880
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12/15/41	8,500,000	8,505,100
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,033,100
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	4,495,000	4,589,530
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,539,300
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	7,348,020
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	1,000,000	1,146,480
Port Authority of New York & New Jersey
144th Project	5.000	10/01/29	3,500,000	3,657,780
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	7,820,000	7,474,591
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,265,000	2,470,164
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,080,263
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,450,820

4

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Oklahoma 1.4%				$6,189,360

Grand River Dam Authority, Series A	5.250	06/01/40	$4,000,000	4,086,720
Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	2,000,000	2,102,640

Oregon 1.1%				4,929,041

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	3,630,000	3,828,271
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,100,770

Pennsylvania 1.9%				8,430,418

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	954,800
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,251,658
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,223,960

Puerto Rico 3.6%				15,671,885

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	5,000,000	3,738,350
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07/01/28	2,500,000	1,917,725
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	1,745,050
Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	2,608,980
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	3,305,160
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	3,000,000	2,356,620

Rhode Island 0.2%				736,308

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	735,000	736,308

South Carolina 4.0%				17,371,956

Richland County
International Paper Company AMT	6.100	04/01/23	3,325,000	3,244,136
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,289,020
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	7,838,800

Texas 11.4%				50,002,105

City of Dallas
Waterworks & Sewer System	5.000	10/01/35	5,000,000	5,128,700
City of Dallas
Waterworks & Sewer System	5.000	10/01/36	5,000,000	5,130,200
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,447,430
City Public Service Board of San Antonio	5.000	02/01/48	5,000,000	5,010,650
Dallas/Fort Worth International Airport, Series D	5.250	11/01/32	5,000,000	5,023,100
Grand Parkway Transportation Corp., Series B	5.000	04/01/53	4,000,000	3,672,640
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D) (Z)	Zero	09/15/16	570,000	543,330

5

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
Rate (%)		date	Par value	Value

Texas (continued)

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	$5,000,000	$4,884,350
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	190,000	227,470
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,462,925
Lower Colorado River Authority
Unrefunded 2012-1	5.625	05/15/39	3,810,000	4,001,872
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,451,858
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,017,580

Utah 0.1%				214,762

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	200,000	214,762

Washington 0.4%				1,761,795

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,761,795

Wyoming 0.7%				3,125,520

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,125,520

Other 0.7%				3,205,680

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,205,680

			Par value	Value

Short-Term Investments 0.7%				$3,178,000
(Cost $3,178,000)

Repurchase Agreement 0.7%				3,178,000

Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040% to be repurchased at $2,746,012 on 9-3-13, collateralized by
$2,883,900 U.S. Treasury Note, 0.750% due 3-31-18 (valued at
$2,800,958, including interest)			2,746,000	2,746,000
Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $432,000 on 9-3-13, collateralized by
$440,000 U.S. Treasury Note, 1.000% due 8-31-16 (valued at
$444,800, including interest)			432,000	432,000

Total investments (Cost $416,310,915)† 99.1%				$433,322,560

Other assets and liabilities, net 0.9%				$4,012,726

Total net assets 100.0%				$437,335,286

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

6

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	5.8%
Ambac Financial Group, Inc.	3.8%
Assured Guaranty Municipal Corp.	2.0%
Assured Guaranty Corp.	1.9%
Financial Guaranty Insurance Company	1.2%
Commonwealth Gtd.	0.6%
CIFG Holdings, Ltd.	0.5%

Total	15.8%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $412,932,042. Net unrealized appreciation aggregated $20,390,518, of which $28,605,456 related to appreciated investment securities and $8,214,938 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-13:

General Obligation Bonds	4.5%
Revenue Bonds
Transportation	22.8%
Utilities	19.8%
Other Revenue	14.3%
Education	7.0%
Development	6.8%
Airport	6.3%
Water & Sewer	5.6%
Health Care	3.5%
Pollution	3.1%
Tobacco	2.6%
Facilities	2.1%
Short-Term Investments & Other	1.6%

Total	100.0%

7

Tax-Free Bond Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

52Q1 8/13
10/13

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.8%				$220,227,543

(Cost $210,179,526)

Alabama 2.8%				6,219,220

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,086,240
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	1,996,360
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,136,620

Arizona 2.8%				6,325,920

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,125,370
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,178,260
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,022,290

California 9.2%				20,702,144

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,132,310
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	963,540
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	4,000,000	850,600
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/18	7,950,000	7,409,639
Golden State Tobacco Securitization Corp.
Series A-1	4.500	06/01/27	4,735,000	3,977,495
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,636,050
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,737,840
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	1,390,000	1,444,210
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,550,460

Colorado 2.4%				5,513,090

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	779,550
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,715,800
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,017,740

Connecticut 0.6%				1,415,078

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,400,000	1,415,078

District of Columbia 2.0%				4,406,030

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10/01/37	4,000,000	873,000
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10/01/39	4,600,000	877,910

1

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia (continued)

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	$3,000,000	$2,655,120

Florida 6.0%				13,565,652

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,245,000	1,222,702
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	992,744
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	803,790
Heritage Harbour North Community Development District	6.375	05/01/38	1,240,000	1,038,190
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	1,821,700
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	450,000	436,914
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	926,580
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,159,220
South Kendall Community Development District
Series A	5.900	05/01/35	875,000	822,054
Tolomato Community Development District, Series 1 (H)	6.450	05/01/23	10,000	9,600
Tolomato Community Development District, Series 1 (H)	6.650	05/01/40	10,000	9,500
Tolomato Community Development District, Series 2 (H)	6.450	05/01/23	470,000	178,920
Tolomato Community Development District, Series 2 (H)	6.650	05/01/40	470,000	174,163
Tolomato Community Development District, Series 3 (H)	6.450	05/01/23	155,000	2
Tolomato Community Development District, Series 3 (H)	6.650	05/01/40	155,000	2
Tolomato Community Development District, Series A-1	6.450	05/01/23	200,000	185,506
Tolomato Community Development District, Series A-1	6.650	05/01/40	200,000	190,994
Tolomato Community Development District, Series A-2, CAB
(0.000% to 05-01-17, then 6.610%)	0.000	05/01/39	110,000	80,970
Tolomato Community Development District, Series A-3, CAB
(0.000% to 05-01-19, then 6.610%)	0.000	05/01/40	260,000	156,016
Tolomato Community Development District, Series A-4, CAB
(0.000% to 05-01-22, then 6.610%)	0.000	05/01/40	130,000	57,754
Village Community Development District No. 8	6.125	05/01/39	885,000	962,225
Village Community Development District No. 8	6.375	05/01/38	765,000	855,798
Village Community Development District No. 9	5.500	05/01/42	495,000	480,308

Georgia 9.1%				20,538,930

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,574,340
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,485,000
Atlanta Water & Waste Water Revenue
Series A	6.000	11/01/28	1,000,000	1,132,810
City of Atlanta, GA Water & Wastewater Revenue (D)	5.000	11/01/43	2,000,000	1,936,320
Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06/01/35	1,000,000	1,072,110
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,153,625
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,529,025
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,655,700

2

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Guam 0.9%				$2,094,780

Guam Government
Series A	7.000	11/15/39	$2,000,000	2,094,780

Hawaii 0.5%				1,108,670

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,108,670

Illinois 3.2%				7,277,800

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,032,620
City of Chicago, IL O'Hare International Airport Revenue	5.750	01/01/43	2,000,000	1,928,520
Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08/15/26	1,000,000	985,700
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,330,960

Indiana 0.9%				2,032,185

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,343,688
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	231,286
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	457,211

Iowa 0.5%				1,022,560

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,022,560

Kansas 1.4%				3,188,210

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06/01/21	4,910,000	3,188,210

Kentucky 1.4%				3,113,150

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,073,700
Owen County Kentucky Waterworks System Revenue
American Water Company Project, Series A	6.250	06/01/39	1,000,000	1,039,450

Louisiana 3.2%				7,119,170

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,116,250
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,076,220
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	1,926,700

Maryland 1.5%				3,371,380

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,031,800
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,339,580

Massachusetts 1.2%				2,654,530

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,115,350
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,539,180

3

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Michigan 0.5%				$1,035,120

Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	$1,000,000	1,035,120

Minnesota 0.9%				2,009,600

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,015,100
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	994,500

Mississippi 0.4%				980,500

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	980,500

Missouri 0.4%				876,040

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	876,040

Nevada 0.4%				958,430

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	958,430

New Hampshire 0.9%				2,042,935

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,533,465
New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	500,000	509,470

New Jersey 1.0%				2,192,490

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09/15/29	1,000,000	890,290
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,302,200

New York 8.6%				19,313,421

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,640,825
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,306,417
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,609,775
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,526,817
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	1,395,000	1,449,419
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07/15/47	2,350,000	2,438,266
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	500,000	477,915
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	4,863,987

North Carolina 0.5%				1,154,380

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,154,380

4

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Ohio 3.6%				$8,172,652

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	$2,865,000	2,200,263
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	3,248,415
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,231,239
Hickory Chase Community Authority
Hickory Chase Project (H)	7.000	12/01/38	921,000	492,735

Oklahoma 1.1%				2,382,128

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	1,000,000	1,051,320
Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,330,808

Oregon 0.7%				1,605,739

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,105,774
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	499,965

Pennsylvania 5.1%				11,569,688

Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	993,330
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,215,000	1,230,333
Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06/01/26	1,500,000	1,504,485
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,520,250
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	992,890
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero Coupon Steps up
to 6.375% on 12-1-17)	Zero	12/01/38	5,000,000	4,328,400

Puerto Rico 7.7%				17,361,508

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,500,000	1,348,650
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	751,170
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07/01/28	2,000,000	1,534,180
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	889,038
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	731,920
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	4,000,000	2,792,080
Puerto Rico Electric Power Authority
Electric, Power, & Light Revenues, Series XX	5.250	07/01/27	1,000,000	778,570
Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07/01/29	3,000,000	2,203,860
Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07/01/42	3,000,000	1,989,420

5

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08/01/33	$5,000,000	$1,214,950
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08/01/41	5,000,000	648,800
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,478,870

Rhode Island 0.1%				325,519

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	65,000	65,056
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	260,000	260,463

Tennessee 1.7%				3,752,178

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	3,752,178

Texas 10.3%				23,325,656

Central Texas Regional Mobility Authority	6.000	01/01/41	2,150,000	2,118,546
Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,005,140
City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal Projects AMT	6.625	07/15/38	1,000,000	967,410
Grand Parkway Transportation Corp.	5.500	04/01/53	4,000,000	3,738,395
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,101,197
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,287,360
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	1,575,000	1,469,318
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,210,420
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,037,910
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,062,110
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,031,960
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,217,920
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,077,970

Virgin Islands 0.5%				1,089,430

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,089,430

Virginia 1.0%				2,250,640

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,250,640

Washington 0.5%				1,073,770

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,073,770

6

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Wisconsin 1.3%				$2,908,160

Public Finance Authority
Airport Facilities AMT	5.000	07/01/42	$2,500,000	2,107,925
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	800,235

Wyoming 0.5%				1,045,160

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,045,160

Other 0.5%				1,133,900

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,133,900

Short-Term Investments 1.3%				$2,983,000

(Cost $2,983,000)

			Shares	Value

Repurchase Agreement 1.3%				2,983,000

Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040% to be repurchased at $2,578,011 on 9-3-13, collateralized by $2,707,500 U.S. Treasury
Notes, 0.750% due 3-31-18 (valued at $2,629,632, including interest)			2,578,000	2,578,000
Repurchase Agreement with State Street Corp. dated 8-30-13 at 0.000% to be repurchased at $405,000 on 9-3-13, collateralized by $410,000 U.S. Treasury Note,
1.000% due 8-31-16 (valued at $414,473, including interest)			405,000	405,000

Total investments (Cost $213,162,526)† 99.1%				$223,210,543

Other assets and liabilities, net 0.9%				$2,113,863

Total net assets 100.0%				$225,324,406

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

CAB A convertible capital appreciation bond is a bond which compounds interest for a fixed period of time and then pays interest periodically like a normal serial or term bond.

(D) Bond is insured by one of the following companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	5.6%
National Public Finance Guarantee Corp.	1.6%
CIFG Holding Ltd.	1.5%
Assured Guaranty Corp.	1.2%

Total	9.9%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

7

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

† At 08-31-13, the aggregate cost of investment securities for federal income tax purposes was $211,870,257. Net unrealized appreciation aggregated $11,340,286, of which $18,955,929 related to appreciated investment securities and $7,615,643 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

General Obligation Bonds	0.9%
Revenue Bonds
Development	18.8%
Other Revenue	16.3%
Transportation	12.5%
Health Care	9.2%
Pollution	8.7%
Utilities	8.7%
Water & Sewer	7.9%
Airport	6.2%
Tobacco	4.2%
Education	3.8%
Facilities	0.6%
Short-Term Investments & Other	2.2%

Total	100.0%

8

High Yield Municipal Bond Fund
Fund’s investments
As of 8-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013 all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

59Q1 8/13
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.
10/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013